Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (48,544)	$ (199,841)	$ (79,567)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, amortization and accretion expense	107,029	100,877	76,219
Amortization of deferred financing costs	3,236	2,391	3,118
Amortization of weather derivative premium	966	912	1,035
Unrealized (gain) loss on derivative contracts, net	(11,400)	(11,269)	12,050
Non-cash compensation expense	5,658	5,172	3,415
Postretirement benefit plan benefit	(17)	(14)	(45)
Loss on sale of assets, net	2,756	4,189	12,443
Loss on impairment of property, plant and equipment	697	4,970	23,328
Loss on impairment of noncurrent assets held for sale	0	0	673
Loss on impairment of goodwill	15,456	156,427	0
Loss on extinguishment of debt	0	0	1,634
Other non-cash items	(469)	(1,256)	656
Earnings in unconsolidated affiliates	(40,158)	(8,201)	(348)
Distributions from unconsolidated affiliates	40,158	8,201	348
Deferred tax expense	2,057	953	213
Allowance for bad debts	1,038	1,212	820
Changes in operating assets and liabilities, net of effects of assets acquired and liabilities assumed:
Accounts receivable	(5,430)	5,609	79,804
Inventory	(1,909)	13,095	17,716
Unbilled revenue	(219)	53,120	(51,158)
Risk management assets and liabilities	(1,030)	(875)	(809)
Other current assets	(795)	1,948	(16,099)
Other assets, net	682	(80)	6,068
Accounts payable	(2,242)	(50,885)	(28,732)
Accrued gas purchases	610	(7,045)	(5,540)
Accrued expenses and other current liabilities	15,384	3,623	(4,657)
Asset retirement obligations	(858)	(90)	(1,030)
Other liabilities	483	835	80
Corporate overhead support from General Partner	7,500	3,000	0
Net cash provided by operating activities	90,639	86,978	51,635
Cash flows from investing activities
Cost of acquisitions, net of cash acquired and settlements	(2,676)	(5,200)	(362,316)
Investments in unconsolidated affiliates	(150,179)	(65,701)	(12,000)
Additions to property, plant and equipment	(147,796)	(208,040)	(153,876)
Proceeds from disposal of property, plant and equipment	11,788	8,730	17,648
Distributions from unconsolidated affiliates, return of capital	42,886	12,367	1,632
Restricted cash	(318,527)	7,075	(9,111)
Net cash used in investing activities	(564,504)	(250,769)	(518,023)
Cash flows from financing activities
Proceeds from issuance of common units, net of offering costs	2,825	82,488	466,893
Unitholder contributions	1,998	1,905	5,588
Unitholder distributions	(112,136)	(100,411)	(119,965)
Redemption of Series D preferred units - JPE	0	0	(42,436)
Contributions from noncontrolling interest owners	3,366	584	0
LTIP tax netting unit repurchases	(521)	(1,045)	(610)
Payment of financing costs	(5,327)	(2,244)	(7,034)
Proceeds from debt	425,100	471,300	883,885
Payments on revolving credit agreements	(223,950)	(240,150)	(736,227)
Payments on other debt	(3,136)	(4,069)	(7,621)
Other	0	(688)	(1,344)
Borrowings on other debt	0	4,709	3,449
Contributions from the predecessor	2,400	1,218	4,321
Net cash provided by financing activities	477,544	161,954	466,577
Net increase (decrease) in cash and cash equivalents	3,679	(1,837)	189
Cash and cash equivalents
Beginning of period	1,987	3,824	3,635
End of period	5,666	1,987	3,824
Blackwater
Cash flows from financing activities
Unitholder distributions for common control transactions	0	(96,297)	(52,000)
Noncontrolling Interest
Cash flows from operating activities
Net loss	2,766
Cash flows from financing activities
Distributions to noncontrolling interest owners	(1,488)	(114)	(322)
Series A Preferred Stock
Cash flows from financing activities
Issuance of units	34,413	44,768	0
Limited Partner Series B Convertible Units
Cash flows from financing activities
Issuance of units	0	0	30,000
Series D
Cash flows from financing activities
Issuance of units	0	0	40,000
3.77% Senior Notes, due 2031
Cash flows from financing activities
Proceeds from debt	60,000	0	0
8.50% Senior Notes, due 2021
Cash flows from financing activities
Proceeds from debt	$ 294,000	$ 0	$ 0